Long-term debt (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Term Loan
The amount outstanding with respect to the term loan is as follows:

	2019	2018
	$	$
Term loan	152.4	146.6
Less unamortized portion of:
Original issue discount	(2.4)	(3.1)
Deferred financing fees	(0.9)	(1.2)
Embedded derivative	(0.5)	(0.7)
Revaluation for interest rate modification	(3.4)	(4.5)
	145.2	137.1

Schedule of Net Interest and Other Finance Costs
Net interest and other finance costs consist of the following:

	2019	2018	2017
	$	$	$
Interest expense
Revolving facility	2.4	2.3	2.4
Term loan	11.7	10.4	4.9
Credit facility	—	—	0.4
Subordinated debt	—	—	3.8
Other	—	—	0.3
Standby fees	0.6	0.4	0.2
Write off deferred financing costs on repayment of debt	—	—	3.9
Revaluation of term loan for change in interest rate	—	—	(5.9)
Interest expense and other finance costs	14.7	13.1	10.0
Interest income	(0.5)	(0.2)	—
Net interest and other finance costs	14.2	12.9	10.0